INCOME TAXES (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic (Israel)	$ 2,322	$ 1,124	$ 646
Foreign	3,102	4,355	3,292
Income (loss) before taxes on income	$ 5,424	$ 5,479	$ 3,938